SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                              ------------------

Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI( (Reg. TM)) Equity Dividend Fund
Deutsche CROCI( (Reg. TM) )International Fund
Deutsche CROCI( (Reg. TM)) Sector Opportunities Fund
Deutsche CROCI( (Reg. TM)) U.S. Fund
Deutsche Diversified Market Neutral Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche European Equity Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund

Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund
Deutsche Managed Municipal Bond Fund
Deutsche Mid Cap Growth Fund

Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Money Market Prime Series
Deutsche New York Tax-Free Income Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund
Deutsche Strategic Government Securities Fund
Deutsche Strategic High Yield Tax-Free Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund
Deutsche World Dividend Fund

--------------------------------------------------------------------------------
The following information replaces similar disclosure contained in each fund's prospectus, as applicable, under the "CHOOSING A SHARE CLASS" sub-section of the "Investing in the Funds" section:


CLASS B SHARES

Class B shares of the fund are closed to new purchases, except that Class B shares may continue to be purchased in connection with an exchange or the reinvestment of dividends or other distributions (including the investment of dividends and distributions from Class B shares of another Deutsche fund).

With Class B shares, you pay no up-front sales charge to the fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. However, unlike Class A shares, your entire investment goes to work immediately. After six years, Class B shares automatically convert on a tax-free basis to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:


YEAR AFTER YOU BOUGHT SHARES           CDSC ON SHARES YOU SELL
------------------------------  ------------------------------
First year                      4.00%
------------------------------  -----
Second or third year            3.00
------------------------------  -----
Fourth or fifth year            2.00
------------------------------  -----
Sixth year                      1.00
------------------------------  -----
Seventh year and later          None (automatic conversion to
------------------------------                      Class A)
                                ------------------------------

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charge, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


August 1, 2015
PROSTKR-511
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]

Except as noted above, no new purchases of Class B shares are allowed, whether by new investors or existing shareholders, including purchases under an automatic investment plan.

The closing of the Class B shares does not affect: (a) the right of shareholders of Class B shares to continue to sell (redeem) their shares as provided in this prospectus, subject to any applicable CDSC; or (b) the automatic conversion of Class B shares to Class A shares six years after purchase. Class B shares currently held will continue as Class B shares with all Class B attributes, including 12b-1 fees, until sold or until their automatic conversion to Class A shares.

Purchases by shareholders under Class B shares automatic investment plans ("AIPs") established on or prior to December 1, 2009 are automatically continuing with Class A shares. Such shareholders are permitted to purchase Class A shares at net asset value, without a sales charge, whether as part of their AIP or otherwise. The foregoing applies only to purchases under (i) AIPs established directly with Deutsche Asset & Wealth Management ("Deutsche fund AIPs") and, (ii) provided they have been identified as an AIP by Deutsche Asset & Wealth Management, AIPs sponsored by others, such as government direct deposit, employer sponsored payroll direct deposit and auto-debit programs established with the shareholder's bank or credit union ("non-Deutsche fund AIP"). Shareholders with a non-Deutsche fund AIP established prior to December 1, 2009 are responsible for contacting Deutsche Asset & Wealth Management (see phone number on the back cover) to ensure that their account has been identified as an AIP in order to benefit from this privilege and to avoid having their purchase orders rejected.

CLASS S SHARES

Class S shares have no initial sales charge, deferred sales charge or 12b-1 fees.

Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with the fund's distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.

ELIGIBILITY REQUIREMENTS. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below. The following investors may purchase Class S shares of Deutsche funds either
(i) directly from DDI, the fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the Deutsche funds as of December 31, 2004:
o Existing shareholders of Class S shares of any Deutsche fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any Deutsche fund. (This provision applies to persons who in the future become Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class S shares through the fee based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

o A person who certifies that they are a participant in a "DeAWM retirement plan" may purchase Class S shares apart from the participant's plan. For this purpose, a DeAWM retirement plan is defined as (i) an employer sponsored employee benefit plan made available through ADP, Inc. and/or its affiliates under an alliance between ADP, Inc. and Deutsche Asset & Wealth Management or its affiliates; or (ii) a 403(b) plan for which ExpertPlan, Inc., a subsidiary of Ascensus, Inc., provides recordkeeping services and DeAWM Trust Company acts as the custodian.

o A person who certifies that they are a participant who owns Class S shares of any Deutsche fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant's plan.

o Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a DeAWM IRA made through a rollover facilitator having a relationship with Deutsche Asset & Wealth Management.

o Any person that has an existing account with Deutsche Bank Private Wealth Management ("PWM") but who no longer meets the eligibility requirements to maintain an account with PWM may open a new account in Class S shares of any Deutsche fund.

o Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DDI and to Deutsche Target Date
     Series or other funds-of-funds managed by the Advisor or its affiliates.

o A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a DeAWM
   IRA.



August 1, 2015
PROSTKR-511
                                       2

o Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class S shares.


The following additional investors may purchase Class S shares of Deutsche funds in connection with certain programs or plans.
o Broker-dealers, banks and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee based program.

o Any group retirement, employee stock, bonus, pension or profit-sharing plans.


o Plans administered as college savings plans under Section 529 of the Internal Revenue Code.

o Persons who purchase shares through a Health Savings Account or a Voluntary Employees' Benefit Association ("VEBA") Trust.


DDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

               Please Retain This Supplement for Future Reference


August 1, 2015
PROSTKR-511
                                       3